Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2012
Consolidated Statements of Comprehensive Income
Summary of the change in accumulated other comprehensive income balances, net of tax

	Balance	Current	Balance
	at	Period	at
	12/31/2011	Change	12/31/2012

Unrealized gains on securities available for sale	$113,248	$2,832,397	$2,945,645
Unrealized loss on pension benefits	(2,235,486)	200,435	(2,035,051)

Total	$(2,122,238)	$3,032,832	$910,594

Summary of the accumulated other comprehensive income balances included in stockholders' equity
	Gross		Balance at
	Balance at	Tax	12/31/2012
	12/31/2012	Effect	net of tax

Unrealized gains on securities available for sale	$4,909,411	$(1,963,766)	$2,945,645
Unrealized loss on pension benefits	(3,391,752)	1,356,701	(2,035,051)

Total	$1,517,659	$(607,065)	$910,594